Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0002002045
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42523
Entity Registrant Name	GCL GLOBAL HOLDINGS LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	534119
Entity Common Stock, Shares Outstanding	121,947,978
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	GCL Global Holdings Ltd. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Form 20-F/A”) to amend its Annual Report on Form 20-F for the year ended March 31, 2025 filed with the Securities and Exchange Commission (the “SEC”) on July 31, 2025 (the “Original Filing”). We are filing this Form 20-F/A to amend Item 5, Items 15 and 18 of the Original Filing. This Form 20-F/A includes new certifications as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, from the Company’s Group Chief Executive Officer and Group Chief Financial Officer, dated as of the date of filing of this Form 20-F/A. Except as described above, no other information included in the Original Filing is being amended or updated by this Form 20-F/A and, other than as described herein, this Form 20-F/A does not purport to reflect any information or events subsequent to the Original Filing. This Form 20-F/A continues to describe the conditions as of the date of the Original Filing and, except as expressly contained herein, we have not updated, modified or supplemented the disclosures contained in the Original Filing. Among other things, forward-looking statements made in the Original Filing have not been revised to reflect events, results, or developments that have occurred or facts that have become known to us after the date of the Original Filing, and such forward-looking statements should be read in their historical context. Accordingly, this Form 20-F/A should be read in conjunction with the Original Filing and with our filings with the SEC subsequent to the Original Filing.
Auditor Firm ID	5395
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of GCL Global Holdings Limited (the “Company”) as of March 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Amendment Flag	true
Document Fiscal Period Focus	FY
Ordinary Shares, $0.0001 par value per share
Document Information Line Items
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	GCL
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Document Information Line Items
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	GCLWW
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Contact Personnel Name	Sebastian Toke
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	534119
City Area Code	65
Local Phone Number	80427330